Related Parties (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party [Abstract]
Short-term employee benefits	$ 6,202	$ 8,703
Share-based compensation	9,188	10,985
Termination payments	2,208	3,025
Total compensation for key management personnel	$ 17,598	$ 22,713